Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended		3 Months Ended
	Feb. 16, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 06, 2015	Jan. 15, 2015	Feb. 11, 2015	Feb. 13, 2015	Mar. 27, 2015	Mar. 31, 2015
Subsequent Event [Line Items]
Dividends from affiliate companies		$ 14,595	$ 10,126	$ 5,202
Dividends Paid		7,502	1,695	1,705
Common Stock Dividends Per Share Declared	$ 0.06
Dividend payment date	Mar. 27, 2015
Dividend record date	Mar. 20, 2015
Navios Acquisition
Subsequent Event [Line Items]
Dividends from affiliate companies					3,649
Navios Holdings Series G Preferred Stock
Subsequent Event [Line Items]
Dividends Paid						1,094
Navios Holdings Series H Preferred Stock
Subsequent Event [Line Items]
Dividends Paid						2,588
Navios Partners
Subsequent Event [Line Items]
Dividends from affiliate companies								8,124
Common units sold							4,600,000
Price per unit							$ 13.09
Ownership percentage of Navios Holdings							20.10%
General partner interest of Navios Holdings							2.00%
Navios Partners Private Placement
Subsequent Event [Line Items]
Proceeds From Issuance Of Common Limited Partners Units							14,967
Common units sold							1,120,547
General Partners Capital Account Units Offered							22,868
Price per unit							$ 13.09
Navios Partners gross proceeds
Subsequent Event [Line Items]
Proceeds From Issuance Of Common Limited Partners Units							60,214
American Depositary Shares-Series G
Subsequent Event [Line Items]
Dividend payment date									Apr. 15, 2015
Dividend record date									Apr. 08, 2015
Preferred Stock Dividends Per Share Declared									$ 0.546875
American Depositary Shares -Series H
Subsequent Event [Line Items]
Dividend payment date									Apr. 15, 2015
Dividend record date									Apr. 08, 2015
Preferred Stock Dividends Per Share Declared									$ 0.5390625
Navios Holdings - 2015 principal payment
Subsequent Event [Line Items]
Payment of secured credit facility										24,135
Navios Holdings - 2016 principal payment
Subsequent Event [Line Items]
Payment of secured credit facility										$ 6,870